Exhibit 99.2

2170 Satellite Blvd., Ste. 200, Duluth, GA 30097
770.497.9100

March 27, 2018
Tricon American Homes 2018-SFR1 Trust
c/o Tricon American Homes
7 St. Thomas Street, Suite 801
Toronto, Ontario, M5S 2B7
 Canada
RE:   Tricon American Homes 2018-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review
Ladies and Gentlemen:
In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.
I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)
a. Background.
We have been informed that:
1.  The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).
2. Some of the Properties were previously designated by Tricon American Homes LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).
3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]
The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.   Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.
c.  How the Review Was Conducted. [(4) of Item 4]
We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.   However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.
Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.
1.  Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.
4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.
5.  Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6.  Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.
As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:
It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.
It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
Many HOAs do not establish web sites or other presence on the world wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.
Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.
d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]
We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2. Making any findings with respect to:
i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii. The value of the Properties or any other collateral securing the Mortgage Loan,
iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or
iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.
Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.
II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)
Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:
To our knowledge, after inquiry as described above, 17 of 596 of the Subject Properties set forth on Schedule I are subject to an active HOA.
Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.   Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.
Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.
OS National LLC
By:	/s/ Charles Chacko
Name:	Charles Chacko
Title:	Partner

Schedule I
CLIENT CODE	PROPERTY ADDRESS	STATE	STATUS
91800495-18.1	1131 BRITLEY PARK LN	GA	APPARENT HOA
50110605-18.1	214 COLONY ACRES DR	NC	APPARENT HOA
30310088-18.1	806 GLENBROOK CT	NV	APPARENT HOA
80110108-18.1	1470 KNIGHTS TRL	GA	APPARENT HOA
80110110-18.1	1820 SPRING HILL CV	GA	APPARENT HOA
80110224-18.1	554 VAUGHAN DR	GA	APPARENT HOA
80110252-18.1	3568 FOREST DOWNS CV	GA	APPARENT HOA
80110254-18.1	4055 BELMONT RIDGE DR	GA	APPARENT HOA
80110435-18.1	4878 BROOKWOOD PL	GA	APPARENT HOA
80110482-18.1	4946 MONARCH CV	GA	APPARENT HOA
80110491-18.1	1234 SHELTON WAY	GA	APPARENT HOA
91800945-18.1	1420 SPRING HILL RUN	GA	APPARENT HOA
91801074-18.1	6371 MAID MARION CLOSE	GA	APPARENT HOA
91801462-18.1	2776 DAHLONEGA TRAIL	GA	APPARENT HOA
70710085-18.1	8035 DOVE TRAIL DR	TX	APPARENT HOA
70800058-18.1	13302 PINEY OAKS DR	TX	APPARENT HOA
90800675-18.1	12627 LADY SLIPPER RD	TX	APPARENT HOA
20110232-18.1	2215 N 27TH ST UNIT 103	AZ	NON-APPARENT HOA
10110178-18.1	920 KIMBALL AVE	CA	NON-APPARENT HOA
10110187-18.1	2237 WARRENTON DR	CA	NON-APPARENT HOA
10110269-18.1	10413 WHITE ROCK RD APT A	CA	NON-APPARENT HOA
10210048-18.1	821 FALLEN LEAF LN	CA	NON-APPARENT HOA
10210057-18.1	1827 CONIFER DR	CA	NON-APPARENT HOA
10210061-18.1	1409 ALBANY AVE	CA	NON-APPARENT HOA
10210101-18.1	1645 ROBBIE AVE	CA	NON-APPARENT HOA
10210112-18.1	612 JEELU WAY	CA	NON-APPARENT HOA
10210113-18.1	613 JEELU WAY	CA	NON-APPARENT HOA
30110064-18.1	905 W MADILL ST	CA	NON-APPARENT HOA

30110073-18.1	1508 CRESTVIEW DR	CA	NON-APPARENT HOA
30110095-18.1	1151 TERRACE AVE	CA	NON-APPARENT HOA
30110108-18.1	2019 FALCON DR	CA	NON-APPARENT HOA
30110131-18.1	314 SPRINGS RD	CA	NON-APPARENT HOA
30110143-18.1	1872 LITTLE JOHN WAY	CA	NON-APPARENT HOA
30110153-18.1	3026 MARBURY CT	CA	NON-APPARENT HOA
30110156-18.1	1420 MATTHEW DR	CA	NON-APPARENT HOA
30110158-18.1	2239 FREMONT CT	CA	NON-APPARENT HOA
30110168-18.1	716 PALERMO DR	CA	NON-APPARENT HOA
30110174-18.1	1050 SILK OAK DR	CA	NON-APPARENT HOA
30110177-18.1	2009 KINGFISHER WAY	CA	NON-APPARENT HOA
30110194-18.1	32 AMELIA WAY	CA	NON-APPARENT HOA
30110204-18.1	837 5TH ST	CA	NON-APPARENT HOA
30110230-18.1	901 ROCK CT	CA	NON-APPARENT HOA
30110231-18.1	905 SHADYWOOD CIR	CA	NON-APPARENT HOA
30110238-18.1	344 GARDENIA CIR	CA	NON-APPARENT HOA
30110239-18.1	253 CAMELLIA ST	CA	NON-APPARENT HOA
30110242-18.1	1724 HEMLOCK ST	CA	NON-APPARENT HOA
30110245-18.1	508 REDWOOD DR	CA	NON-APPARENT HOA
30110249-18.1	1613 JAMES ST	CA	NON-APPARENT HOA
30210014-18.1	29718 PEBBLE BEACH DR	CA	NON-APPARENT HOA
30210018-18.1	26795 MANSFIELD ST	CA	NON-APPARENT HOA
30210019-18.1	11126 RED HILL RD	CA	NON-APPARENT HOA
30210022-18.1	14948 CLIFFROSE CT	CA	NON-APPARENT HOA
30210061-18.1	24421 STACEY AVE	CA	NON-APPARENT HOA
30210062-18.1	1928 AVENIDA SAN SEBASTIAN	CA	NON-APPARENT HOA
30210065-18.1	8380 PHILBIN AVE	CA	NON-APPARENT HOA
30210081-18.1	12200 HYTHE ST	CA	NON-APPARENT HOA
30210089-18.1	14825 CLIFFROSE CT	CA	NON-APPARENT HOA
10110069-18.1	6108 SUNDAY DR	CA	NON-APPARENT HOA

10110204-18.1	4130 TURNBRIDGE DR	CA	NON-APPARENT HOA
10110222-18.1	7569 SKELTON WAY	CA	NON-APPARENT HOA
30210067-18.1	2877 CEDAR ST	CA	NON-APPARENT HOA
60100040-18.1	1608 SUTHERLAND ST	CA	NON-APPARENT HOA
92300339-18.1	2805 CARMONA WAY	CA	NON-APPARENT HOA
91200392-18.1	11944 N 68TH LANE	AZ	NON-APPARENT HOA
91200406-18.1	9015 W COOLIDGE ST	AZ	NON-APPARENT HOA
91200411-18.1	10826 N 41ST AVE	AZ	NON-APPARENT HOA
91200418-18.1	3849 WEST POINSETTIA DRIVE	AZ	NON-APPARENT HOA
91200419-18.1	8925 WEST FAIRMOUNT AVENUE	AZ	NON-APPARENT HOA
91200429-18.1	4513 N 106TH AVE	AZ	NON-APPARENT HOA
91200449-18.1	1121 W 12TH PL	AZ	NON-APPARENT HOA
91200455-18.1	3740 W MARSHALL AVE	AZ	NON-APPARENT HOA
91200461-18.1	3143 SOUTH DATE CIRCLE	AZ	NON-APPARENT HOA
91200465-18.1	7400 WEST COLTER STREET	AZ	NON-APPARENT HOA
91200493-18.1	11807 W ASTER DR	AZ	NON-APPARENT HOA
91200504-18.1	7955 W MONTECITO AVE	AZ	NON-APPARENT HOA
91200506-18.1	17608 N 16TH AVE	AZ	NON-APPARENT HOA
91200524-18.1	1550 E KRAMER ST	AZ	NON-APPARENT HOA
91200525-18.1	11522 W CHARTER OAK RD	AZ	NON-APPARENT HOA
91200535-18.1	7129 W COMET AVE	AZ	NON-APPARENT HOA
91200538-18.1	6124 W OREGON AVE	AZ	NON-APPARENT HOA
91200568-18.1	6531 W POINSETTIA DR	AZ	NON-APPARENT HOA
91200573-18.1	2543 E CORONITA CIR	AZ	NON-APPARENT HOA
91200586-18.1	8841 W MARYLAND AVE	AZ	NON-APPARENT HOA
91200596-18.1	1447 N COLEMAN CIR	AZ	NON-APPARENT HOA
91200598-18.1	6128 S COLLEGE AVE	AZ	NON-APPARENT HOA
91200623-18.1	6406 E ROCHELLE ST	AZ	NON-APPARENT HOA
91200646-18.1	313 W NOPAL PL	AZ	NON-APPARENT HOA
91200654-18.1	6109 S COUNTRY CLUB WAY	AZ	NON-APPARENT HOA

91200669-18.1	13352 N 77TH AVE	AZ	NON-APPARENT HOA
91200694-18.1	3605 W WHITTEN ST	AZ	NON-APPARENT HOA
91200741-18.1	1462 N 63RD ST	AZ	NON-APPARENT HOA
91200756-18.1	1903 W OBISPO AVE	AZ	NON-APPARENT HOA
91200769-18.1	531 W POSADA AVE	AZ	NON-APPARENT HOA
91200777-18.1	20638 N 18TH AVE	AZ	NON-APPARENT HOA
91200783-18.1	6504 W SAGUARO DR	AZ	NON-APPARENT HOA
91200797-18.1	1411 W VILLA THERESA DR	AZ	NON-APPARENT HOA
91200867-18.1	7434 W SIERRA ST	AZ	NON-APPARENT HOA
91200869-18.1	7138 W WILSHIRE DR	AZ	NON-APPARENT HOA
91200876-18.1	2271 E KATHLEEN RD	AZ	NON-APPARENT HOA
91200882-18.1	5335 W GARDEN DR	AZ	NON-APPARENT HOA
91200897-18.1	2518 W PORTOBELLO AVE	AZ	NON-APPARENT HOA
91200898-18.1	6758 W OCOTILLA LN	AZ	NON-APPARENT HOA
91200899-18.1	6059 W MAUI LN	AZ	NON-APPARENT HOA
91200903-18.1	6309 E IVYGLEN ST	AZ	NON-APPARENT HOA
91200906-18.1	1331 S 30TH ST	AZ	NON-APPARENT HOA
91200913-18.1	130 W SAN REMO ST	AZ	NON-APPARENT HOA
91200915-18.1	2803 N DAKOTA ST	AZ	NON-APPARENT HOA
91200928-18.1	2217 N LONGMORE ST	AZ	NON-APPARENT HOA
91200931-18.1	3510 E EVANS DR	AZ	NON-APPARENT HOA
91200956-18.1	1618 W PALOMINO DR	AZ	NON-APPARENT HOA
91200976-18.1	8907 W FAIRMOUNT AVE	AZ	NON-APPARENT HOA
91201020-18.1	6376 W GROVERS AVE	AZ	NON-APPARENT HOA
91201039-18.1	1701 W CHILTON ST	AZ	NON-APPARENT HOA
91201049-18.1	4825 N 87TH DR	AZ	NON-APPARENT HOA
91201068-18.1	8945 W KATHLEEN RD	AZ	NON-APPARENT HOA
91201102-18.1	8913 W CYPRESS STREET	AZ	NON-APPARENT HOA
91201106-18.1	5807 W CAMBRIDGE AVE	AZ	NON-APPARENT HOA
91201116-18.1	7337 W MOUNTAIN VIEW RD	AZ	NON-APPARENT HOA

91201122-18.1	11813 W CORRINE DR	AZ	NON-APPARENT HOA
91201124-18.1	5928 N 80TH DR	AZ	NON-APPARENT HOA
91201147-18.1	4807 N 56TH DR	AZ	NON-APPARENT HOA
91201165-18.1	12825 W SWEETWATER AVE	AZ	NON-APPARENT HOA
91201182-18.1	5620 W JOHN CABOT RD	AZ	NON-APPARENT HOA
91201185-18.1	11121 W CAMPBELL AVE	AZ	NON-APPARENT HOA
91201191-18.1	6815 N 64TH AVE	AZ	NON-APPARENT HOA
91201199-18.1	4616 E CAPISTRANO AVE	AZ	NON-APPARENT HOA
91201209-18.1	12725 W SOLEDAD ST	AZ	NON-APPARENT HOA
91201215-18.1	11763 W ASTER DR	AZ	NON-APPARENT HOA
91201219-18.1	7123 W MONTECITO AVE	AZ	NON-APPARENT HOA
91201233-18.1	1190 E DIAMOND DR	AZ	NON-APPARENT HOA
91201245-18.1	3456 W HELENA DR	AZ	NON-APPARENT HOA
91201254-18.1	3224 N WOODBURNE DR	AZ	NON-APPARENT HOA
91201260-18.1	10043 N 56TH DR	AZ	NON-APPARENT HOA
91201276-18.1	7614 W HAZELWOOD ST	AZ	NON-APPARENT HOA
91201278-18.1	6006 W MEDLOCK DR	AZ	NON-APPARENT HOA
91201294-18.1	6020 W PINCHOT AVE	AZ	NON-APPARENT HOA
91201311-18.1	8814 W GLENROSA AVE	AZ	NON-APPARENT HOA
91201313-18.1	3822 W MAUNA LOA LN	AZ	NON-APPARENT HOA
91201328-18.1	6028 W MULBERRY DR	AZ	NON-APPARENT HOA
91201356-18.1	955 W SANTA CRUZ DR	AZ	NON-APPARENT HOA
91201362-18.1	4112 N 79TH AVE	AZ	NON-APPARENT HOA
91201367-18.1	6258 W WOLF ST	AZ	NON-APPARENT HOA
91201373-18.1	18642 N 47TH AVE	AZ	NON-APPARENT HOA
91201376-18.1	2210 W MOHAWK LN	AZ	NON-APPARENT HOA
91201382-18.1	1527 W 5TH ST	AZ	NON-APPARENT HOA
91201395-18.1	3108 W ROSE LN	AZ	NON-APPARENT HOA
91201417-18.1	5607 N 47TH AVE	AZ	NON-APPARENT HOA
91201422-18.1	13415 N 36TH ST	AZ	NON-APPARENT HOA

91201423-18.1	8048 N 28TH DR	AZ	NON-APPARENT HOA
40110075-18.1	820 S 10TH ST	FL	NON-APPARENT HOA
40110159-18.1	209 BILBAO ST	FL	NON-APPARENT HOA
40110179-18.1	1323 S BROADWAY	FL	NON-APPARENT HOA
40110364-18.1	125 E HART ST	FL	NON-APPARENT HOA
40110367-18.1	141 NE 26TH CT	FL	NON-APPARENT HOA
40110401-18.1	407 W OCEAN AVE	FL	NON-APPARENT HOA
40110438-18.1	910 W PINE ST	FL	NON-APPARENT HOA
40110025-18.1	131 NE 29TH ST	FL	NON-APPARENT HOA
40110554-18.1	15570 NE 13TH AVE	FL	NON-APPARENT HOA
40110045-18.1	2578 NW 60TH AVE	FL	NON-APPARENT HOA
40110049-18.1	2830 RODMAN ST	FL	NON-APPARENT HOA
40110058-18.1	421 SW 15TH TER	FL	NON-APPARENT HOA
40200113-18.1	3474 HAINES RD N	FL	NON-APPARENT HOA
40110069-18.1	6620 NW 24TH ST	FL	NON-APPARENT HOA
91400109-18.1	3414 NW 32 ST	FL	NON-APPARENT HOA
40110076-18.1	840 TROY BLVD	FL	NON-APPARENT HOA
40110077-18.1	906 SW 3RD CT	FL	NON-APPARENT HOA
40110083-18.1	1040 NE 143RD ST	FL	NON-APPARENT HOA
40110085-18.1	125 VANESSA ST	FL	NON-APPARENT HOA
40110091-18.1	2324 LEE ST UNIT S	FL	NON-APPARENT HOA
40110105-18.1	314 SW 15TH TER	FL	NON-APPARENT HOA
40110107-18.1	3831 NW 6TH PL	FL	NON-APPARENT HOA
91400130-18.1	916 DAFFODIL DR.	FL	NON-APPARENT HOA
40110125-18.1	618 SW 3RD AVE	FL	NON-APPARENT HOA
91701182-18.1	11522 60TH TERRACE	FL	NON-APPARENT HOA
40110219-18.1	1106 SW 82ND AVE	FL	NON-APPARENT HOA
40110147-18.1	2111 NW 55TH TER	FL	NON-APPARENT HOA
40110173-18.1	2136 NE 1ST ST	FL	NON-APPARENT HOA
40110176-18.1	5785 BARBADOS WAY W	FL	NON-APPARENT HOA

40110180-18.1	311 ELAINE CIR W	FL	NON-APPARENT HOA
40110190-18.1	4600 PRUDEN BLVD	FL	NON-APPARENT HOA
40110197-18.1	1411 NW 8TH AVE	FL	NON-APPARENT HOA
40110202-18.1	2830 SW 9TH ST	FL	NON-APPARENT HOA
40110206-18.1	5291 EADIE PL	FL	NON-APPARENT HOA
40110238-18.1	3850 NW 5TH ST	FL	NON-APPARENT HOA
40110242-18.1	17601 SW 105TH AVE	FL	NON-APPARENT HOA
40110256-18.1	1211 NW 63RD AVE	FL	NON-APPARENT HOA
40110269-18.1	6531 NW 24TH CT	FL	NON-APPARENT HOA
40110277-18.1	5251 NW 14TH PL	FL	NON-APPARENT HOA
40110287-18.1	5501 SW 7TH CT	FL	NON-APPARENT HOA
91700276-18.1	1706 STONEHAVEN WAY	FL	NON-APPARENT HOA
40110301-18.1	6951 NW 25TH CT	FL	NON-APPARENT HOA
40110316-18.1	354 NE 173RD ST	FL	NON-APPARENT HOA
40110331-18.1	1015 NW 130TH ST	FL	NON-APPARENT HOA
40110355-18.1	1124 S RIDGE ST	FL	NON-APPARENT HOA
40110366-18.1	1354 NE 145TH ST	FL	NON-APPARENT HOA
40110034-18.1	1548 NE 28TH ST	FL	NON-APPARENT HOA
40110369-18.1	149 YUCATAN DR	FL	NON-APPARENT HOA
40110062-18.1	4814 SW 20TH ST	FL	NON-APPARENT HOA
40110398-18.1	3720 NW 9TH ST	FL	NON-APPARENT HOA
40110108-18.1	3891 NW 4TH CT	FL	NON-APPARENT HOA
40110127-18.1	1811 NW 26TH TER	FL	NON-APPARENT HOA
40110407-18.1	4796 CHARIOT CIR	FL	NON-APPARENT HOA
40110133-18.1	4761 NW 18TH ST	FL	NON-APPARENT HOA
40110424-18.1	590 SW 50TH TER	FL	NON-APPARENT HOA
40110432-18.1	6270 SW 7TH ST	FL	NON-APPARENT HOA
40110258-18.1	911 W PERRY ST	FL	NON-APPARENT HOA
40110268-18.1	6224 SW 20TH CT	FL	NON-APPARENT HOA
40110547-18.1	781 NE 162ND ST	FL	NON-APPARENT HOA

40110296-18.1	4731 NW 11TH CT	FL	NON-APPARENT HOA
40110415-18.1	525 SW 22ND AVE	FL	NON-APPARENT HOA
40110575-18.1	825 NE 151ST ST	FL	NON-APPARENT HOA
40200007-18.1	2811 PINE TREE AVE	FL	NON-APPARENT HOA
40200008-18.1	8332 PADDLEWHEEL ST	FL	NON-APPARENT HOA
40200019-18.1	1767 SUNSET POINT RD	FL	NON-APPARENT HOA
40110531-18.1	5881 NW 15TH CT	FL	NON-APPARENT HOA
40200025-18.1	6953 41ST TER N	FL	NON-APPARENT HOA
40200027-18.1	1612 OTTAWA RD	FL	NON-APPARENT HOA
40200032-18.1	4957 62ND ST N	FL	NON-APPARENT HOA
40200038-18.1	710 WESTBROOK AVE	FL	NON-APPARENT HOA
40200055-18.1	1706 CARNEGIE CIR	FL	NON-APPARENT HOA
40200068-18.1	2213 KINGSWOOD LN	FL	NON-APPARENT HOA
40200069-18.1	1208 MELONWOOD AVE	FL	NON-APPARENT HOA
40200076-18.1	5360 ALHAMBRA WAY S	FL	NON-APPARENT HOA
40110533-18.1	760 NW 35TH AVE	FL	NON-APPARENT HOA
40200133-18.1	6901 9TH AVE N	FL	NON-APPARENT HOA
40200148-18.1	6266 51ST AVE N	FL	NON-APPARENT HOA
40200172-18.1	1919 E SKYLINE DR	FL	NON-APPARENT HOA
40200225-18.1	10705 N OJUS DR	FL	NON-APPARENT HOA
40200226-18.1	2013 LAKE CITRUS DR	FL	NON-APPARENT HOA
40200238-18.1	1107 MELROSE ST	FL	NON-APPARENT HOA
40200261-18.1	1012 3RD AVE NW	FL	NON-APPARENT HOA
40110552-18.1	1441 SW 2ND AVE	FL	NON-APPARENT HOA
40110571-18.1	6581 NW 22ND ST	FL	NON-APPARENT HOA
91400023-18.1	4920 SW 23RD ST	FL	NON-APPARENT HOA
91400029-18.1	1481 SW 49TH AVE	FL	NON-APPARENT HOA
91400046-18.1	6298 NW 12TH CT	FL	NON-APPARENT HOA
40110224-18.1	3370 NW 18TH ST	FL	NON-APPARENT HOA
91700771-18.1	1317 BYRON DR	FL	NON-APPARENT HOA

40110405-18.1	4720 SW 18TH ST	FL	NON-APPARENT HOA
91400006-18.1	1020 NE 23RD PL	FL	NON-APPARENT HOA
91400007-18.1	1028 LONG ISLAND AVE	FL	NON-APPARENT HOA
91400010-18.1	130 NE 21ST CT	FL	NON-APPARENT HOA
40110295-18.1	125 PORTER PL	FL	NON-APPARENT HOA
91400016-18.1	3241 AUBURN BLVD	FL	NON-APPARENT HOA
91400018-18.1	4361 NW 110TH AVE	FL	NON-APPARENT HOA
40110477-18.1	4841 NW 11TH ST	FL	NON-APPARENT HOA
91400038-18.1	4611 NE 15TH TER	FL	NON-APPARENT HOA
40200023-18.1	7551 121ST AVE	FL	NON-APPARENT HOA
91400084-18.1	9571 NW 13 AVE	FL	NON-APPARENT HOA
91400325-18.1	321 N 67 AVENUE	FL	NON-APPARENT HOA
91400128-18.1	12277 OLD COUNTRY ROAD	FL	NON-APPARENT HOA
91400164-18.1	452 S CIRCLE DRIVE	FL	NON-APPARENT HOA
91400207-18.1	6501 PLUNKETT STREET	FL	NON-APPARENT HOA
91400210-18.1	1613 NW 10TH AVE	FL	NON-APPARENT HOA
91400236-18.1	1513 NW 6 AVENUE	FL	NON-APPARENT HOA
91400271-18.1	865 HIBISCUS DRIVE	FL	NON-APPARENT HOA
91400281-18.1	3651 NW 27 COURT	FL	NON-APPARENT HOA
91400321-18.1	720 NW 35 TERRACE	FL	NON-APPARENT HOA
91700618-18.1	37317 LEMON AVE	FL	NON-APPARENT HOA
40110293-18.1	15701 NW 27TH PL	FL	NON-APPARENT HOA
91700277-18.1	202 NITA DR	FL	NON-APPARENT HOA
91700278-18.1	9218 BALFERN CT	FL	NON-APPARENT HOA
91700279-18.1	1222 SAGAMORE DR	FL	NON-APPARENT HOA
91700282-18.1	8004 THAMES PL	FL	NON-APPARENT HOA
91700284-18.1	2216 WHITNEY PL	FL	NON-APPARENT HOA
91700286-18.1	120 JEFFREY DR	FL	NON-APPARENT HOA
91700287-18.1	5811 OXFORD DR	FL	NON-APPARENT HOA
91700290-18.1	905 BALMORAL PL	FL	NON-APPARENT HOA

91700746-18.1	1270 JEFFORDS STREET	FL	NON-APPARENT HOA
91701146-18.1	4237 31ST AVE NORTH	FL	NON-APPARENT HOA
91701361-18.1	626 TIMBER BAY CIRCLE W	FL	NON-APPARENT HOA
91701478-18.1	4144 QUAIL BRIAR DR	FL	NON-APPARENT HOA
92200095-18.1	2636 PINEWOOD BLVD SOUTH	FL	NON-APPARENT HOA
92200307-18.1	470 SHAMROCK AVE S	FL	NON-APPARENT HOA
80110223-18.1	6289 NEW MILL TRL	GA	NON-APPARENT HOA
80110499-18.1	2083 SKYHAWK LN	GA	NON-APPARENT HOA
91900385-18.1	4038 DOGWOOD LN	IN	NON-APPARENT HOA
91900390-18.1	284 WOODFIELD DR	IN	NON-APPARENT HOA
50110245-18.1	315 VICKERY DR	NC	NON-APPARENT HOA
50110478-18.1	6721 PUEBLO LN	NC	NON-APPARENT HOA
50110486-18.1	7201 BLUFF WOOD CV	NC	NON-APPARENT HOA
50110494-18.1	7906 MONFREYA CT	NC	NON-APPARENT HOA
50110557-18.1	3102 MISTY LN	NC	NON-APPARENT HOA
50110578-18.1	2254 CLONMEL PL	NC	NON-APPARENT HOA
50110660-18.1	621 HOSKINS RIDGE LN	NC	NON-APPARENT HOA
50110747-18.1	409 VICKERY DR	NC	NON-APPARENT HOA
50110782-18.1	1201 WHITE PLAINS RD	NC	NON-APPARENT HOA
50110793-18.1	1711 BROOKDALE AVE	NC	NON-APPARENT HOA
50110815-18.1	6320 PENCE GROVE RD	NC	NON-APPARENT HOA
50110824-18.1	212 COTTONWOOD PARK DR	NC	NON-APPARENT HOA
50110852-18.1	2337 HOPE VALLEY LN	NC	NON-APPARENT HOA
50110890-18.1	6009 OLD COACH RD	NC	NON-APPARENT HOA
50110891-18.1	607 KINGVILLE DR	NC	NON-APPARENT HOA
50110942-18.1	1415 WESTSTONE DR	NC	NON-APPARENT HOA
50110947-18.1	2305 VALLEYVIEW DR	NC	NON-APPARENT HOA
50110950-18.1	6604 SANTA CRUZ TRL	NC	NON-APPARENT HOA
50110951-18.1	8704 JULIETTE LOW LN	NC	NON-APPARENT HOA
50110966-18.1	7317 BLUFF WOOD CV	NC	NON-APPARENT HOA

50110967-18.1	2009 WESTSTONE DR	NC	NON-APPARENT HOA
50110998-18.1	2803 FAIRSTONE AVE	NC	NON-APPARENT HOA
50111004-18.1	1821 CAGNEY ST	NC	NON-APPARENT HOA
50111010-18.1	5922 OLD MEADOW RD	NC	NON-APPARENT HOA
50111028-18.1	9021 TOUCHSTONE LN	NC	NON-APPARENT HOA
50111055-18.1	5748 FAIRCHASE AVE	NC	NON-APPARENT HOA
91500152-18.1	5424 AMADO ST	NC	NON-APPARENT HOA
91500313-18.1	3504 MAYSPRING PL	NC	NON-APPARENT HOA
91500443-18.1	13215 CROOKED PINE CT	NC	NON-APPARENT HOA
91500445-18.1	5520 BURNING RIDGE DR	NC	NON-APPARENT HOA
91500452-18.1	1372 ZERED PL NW	NC	NON-APPARENT HOA
91500460-18.1	8752 BROOKSTEAD MEADOW CT	NC	NON-APPARENT HOA
91500462-18.1	7641 SADDLE TRAIL LN	NC	NON-APPARENT HOA
91590529-18.1	5430 BEAM LAKE DR	NC	NON-APPARENT HOA
30310019-18.1	935 PINEWOOD DR	NV	NON-APPARENT HOA
30310023-18.1	1745 MEADOWVALE WAY	NV	NON-APPARENT HOA
30310030-18.1	1165 BUENA VISTA AVE	NV	NON-APPARENT HOA
30310093-18.1	8818 SUNSET BREEZE DR	NV	NON-APPARENT HOA
30310119-18.1	782 GLEN MOLLY DR	NV	NON-APPARENT HOA
30310121-18.1	1345 ZEPHYR WAY	NV	NON-APPARENT HOA
30310134-18.1	2300 JESSIE AVE	NV	NON-APPARENT HOA
30310139-18.1	1720 TRABERT WAY	NV	NON-APPARENT HOA
30310153-18.1	2685 GROSE LN	NV	NON-APPARENT HOA
30310154-18.1	850 GLEN MARTIN DR	NV	NON-APPARENT HOA
30310156-18.1	8840 SOPWITH BLVD	NV	NON-APPARENT HOA
70500002-18.1	1635 PROSPECT AVE	NV	NON-APPARENT HOA
70500004-18.1	1412 EXPRESS ST	NV	NON-APPARENT HOA
70500023-18.1	2966 WATERFIELD DR	NV	NON-APPARENT HOA
70500030-18.1	2976 LIDA LN	NV	NON-APPARENT HOA
70500068-18.1	827 GLEN MARTIN DR	NV	NON-APPARENT HOA

70500073-18.1	793 E YORK WAY	NV	NON-APPARENT HOA
70500079-18.1	8979 RED BARON BLVD	NV	NON-APPARENT HOA
70500006-18.1	7888 ANCHOR POINT DR	NV	NON-APPARENT HOA
30310112-18.1	7775 CRYSTAL SHORES DR	NV	NON-APPARENT HOA
91100513-18.1	312 REMINGTON DR	SC	NON-APPARENT HOA
91100088-18.1	204 SLOAN ROAD	SC	NON-APPARENT HOA
91100356-18.1	441 KINGSHEAD CT	SC	NON-APPARENT HOA
91100412-18.1	48 BRISTLECONE LN	SC	NON-APPARENT HOA
91100427-18.1	123 CRANLEY RD	SC	NON-APPARENT HOA
10110169-18.1	5040 WHITTIER DR	CA	NON-APPARENT HOA
10110179-18.1	8626 DANRIDGE DR	CA	NON-APPARENT HOA
10110220-18.1	1378 E OAK AVE UNIT A	CA	NON-APPARENT HOA
30210040-18.1	1083 DOVER DR	CA	NON-APPARENT HOA
10110229-18.1	2138 SUMMERFIELD LN	CA	NON-APPARENT HOA
10110233-18.1	5836 VISTA AVE	CA	NON-APPARENT HOA
10110237-18.1	1600 CATTAIL CT	CA	NON-APPARENT HOA
10210037-18.1	208 N 8TH AVE	CA	NON-APPARENT HOA
10210038-18.1	2312 VIOLA ST	CA	NON-APPARENT HOA
10210039-18.1	1013 FORESTAL LN	CA	NON-APPARENT HOA
10210043-18.1	1729 ESTRELLITA WAY	CA	NON-APPARENT HOA
10210053-18.1	4916 EBBETT WAY	CA	NON-APPARENT HOA
10210078-18.1	1800 USTICK RD	CA	NON-APPARENT HOA
10210096-18.1	505 S EMERALD AVE	CA	NON-APPARENT HOA
10210102-18.1	1647 ROBBIE AVE	CA	NON-APPARENT HOA
10210105-18.1	1129 WHITTLE CT	CA	NON-APPARENT HOA
10210110-18.1	608 JEELU WAY	CA	NON-APPARENT HOA
10210115-18.1	820 MAMILANE	CA	NON-APPARENT HOA
10210121-18.1	711 KAZMIR CT	CA	NON-APPARENT HOA
10210122-18.1	740 HAMMOND ST	CA	NON-APPARENT HOA
30110060-18.1	2769 GEORGIA ST	CA	NON-APPARENT HOA

30110061-18.1	171 WINDSOR WAY	CA	NON-APPARENT HOA
30110081-18.1	517 TRUMPETER DR	CA	NON-APPARENT HOA
30110084-18.1	2865 MARIGOLD DR	CA	NON-APPARENT HOA
30110085-18.1	1032 PINTAIL DR	CA	NON-APPARENT HOA
30110088-18.1	135 OLYMPIC DR	CA	NON-APPARENT HOA
30110092-18.1	121 HODGES ST	CA	NON-APPARENT HOA
30110100-18.1	874 OAKWOOD AVE	CA	NON-APPARENT HOA
30110121-18.1	137 SOMERVILLE DR	CA	NON-APPARENT HOA
30110122-18.1	108 GREEVES ST	CA	NON-APPARENT HOA
30110127-18.1	2700 GEORGIA ST	CA	NON-APPARENT HOA
30110128-18.1	600 CORCORAN AVE	CA	NON-APPARENT HOA
30110178-18.1	325 LADERA DR	CA	NON-APPARENT HOA
30110189-18.1	910 DONNER PASS RD	CA	NON-APPARENT HOA
30110207-18.1	540 CABRILLO AVE	CA	NON-APPARENT HOA
30110243-18.1	125 SHEFIELD DR	CA	NON-APPARENT HOA
30110244-18.1	863 KINGMAN DR	CA	NON-APPARENT HOA
30210032-18.1	5635 N MAYFIELD AVE	CA	NON-APPARENT HOA
30210035-18.1	233 OHIO ST	CA	NON-APPARENT HOA
30210037-18.1	24121 SETON PL	CA	NON-APPARENT HOA
30210042-18.1	27226 ALTA VISTA WAY	CA	NON-APPARENT HOA
30210047-18.1	29964 BEREA RD	CA	NON-APPARENT HOA
30210049-18.1	696 E CHRISTIE ST	CA	NON-APPARENT HOA
30210051-18.1	1475 HEIRLOOM AVE	CA	NON-APPARENT HOA
30210052-18.1	28602 MILKY WAY	CA	NON-APPARENT HOA
30210053-18.1	311 TRADITION ST	CA	NON-APPARENT HOA
30210057-18.1	26119 OSHUA DR	CA	NON-APPARENT HOA
30210072-18.1	12214 INDIAN ST	CA	NON-APPARENT HOA
30210078-18.1	2081 W WINDHAVEN DR	CA	NON-APPARENT HOA
30210079-18.1	3701 CONCORD CIR	CA	NON-APPARENT HOA
30210100-18.1	27871 GRAND AVE	CA	NON-APPARENT HOA

30210108-18.1	17377 FAIRVIEW RD	CA	NON-APPARENT HOA
30210110-18.1	16702 TARANO LN	CA	NON-APPARENT HOA
30210121-18.1	14316 CHOLLA DR	CA	NON-APPARENT HOA
30210124-18.1	1568 EUCALYPTUS DR	CA	NON-APPARENT HOA
30210125-18.1	25172 OMAHA DR	CA	NON-APPARENT HOA
30210130-18.1	3944 CAMELLIA DR	CA	NON-APPARENT HOA
10110255-18.1	5227 GORDON DR	CA	NON-APPARENT HOA
10110267-18.1	6918 LEMONDROP CT	CA	NON-APPARENT HOA
60100005-18.1	43159 7TH ST E	CA	NON-APPARENT HOA
60100014-18.1	319 E 48TH ST	CA	NON-APPARENT HOA
60100015-18.1	45409 17TH ST W	CA	NON-APPARENT HOA
60100021-18.1	757 PINO AVE	CA	NON-APPARENT HOA
60100023-18.1	740 PINO AVE	CA	NON-APPARENT HOA
60100026-18.1	1428 W PALMER ST	CA	NON-APPARENT HOA
60100101-18.1	6889 TULANE AVE	CA	NON-APPARENT HOA
60100103-18.1	5725 KESTER AVE	CA	NON-APPARENT HOA
60100108-18.1	2746 EL NIDO LN	CA	NON-APPARENT HOA
60100109-18.1	43931 BROADWATER AVE	CA	NON-APPARENT HOA
60100110-18.1	43832 DAVID ST	CA	NON-APPARENT HOA
60100111-18.1	2325 LANDSFORD ST	CA	NON-APPARENT HOA
60100117-18.1	12527 CRANBROOK AVE UNIT 1	CA	NON-APPARENT HOA
60100118-18.1	12527 CRANBROOK AVE UNIT 2	CA	NON-APPARENT HOA
60100120-18.1	12527 CRANBROOK AVE UNIT 4	CA	NON-APPARENT HOA
60100129-18.1	44934 CABOOSE DR	CA	NON-APPARENT HOA
60100131-18.1	1517 CAMRAN AVE	CA	NON-APPARENT HOA
60100136-18.1	44168 DEVOL ST	CA	NON-APPARENT HOA
60100139-18.1	37632 ROWLEY CT	CA	NON-APPARENT HOA
60100143-18.1	44238 GILLAN AVE	CA	NON-APPARENT HOA
60100152-18.1	128 1/2 E 121ST ST	CA	NON-APPARENT HOA
60100153-18.1	128 1/4 E 121ST ST	CA	NON-APPARENT HOA

60100159-18.1	534 E AVENUE J11	CA	NON-APPARENT HOA
92300088-18.1	5001 ROCKWALL WAY	CA	NON-APPARENT HOA
92300120-18.1	4716 HUNTER PEAK COURT	CA	NON-APPARENT HOA
92300141-18.1	120 YUKON COURT	CA	NON-APPARENT HOA
92300150-18.1	208 AGUA WAY	CA	NON-APPARENT HOA
92300172-18.1	2033 WOODLAND DRIVE	CA	NON-APPARENT HOA
92300175-18.1	2713 DOLORES STREET	CA	NON-APPARENT HOA
92300185-18.1	2353 REDWOOD DR	CA	NON-APPARENT HOA
92300267-18.1	3034 CLEVELAND PL	CA	NON-APPARENT HOA
92300306-18.1	2119 CAMBRIDGE DR	CA	NON-APPARENT HOA
92300338-18.1	2749 EL REY ST	CA	NON-APPARENT HOA
40110333-18.1	1319 SW 83RD AVE	FL	NON-APPARENT HOA
40110088-18.1	7525 SW 8TH ST	FL	NON-APPARENT HOA
40110376-18.1	2017 NW 55TH TER	FL	NON-APPARENT HOA
40110199-18.1	321 SW 30TH AVE	FL	NON-APPARENT HOA
80110111-18.1	2161 EAGLE NEST CIR	GA	NON-APPARENT HOA
80110123-18.1	3885 RIVERVIEW BND	GA	NON-APPARENT HOA
80110128-18.1	4884 TOPSFIELD TRL	GA	NON-APPARENT HOA
80110132-18.1	6268 MARBUT FARMS TRL	GA	NON-APPARENT HOA
80110156-18.1	223 CAMPBELL DR	GA	NON-APPARENT HOA
80110158-18.1	559 LADORA DR	GA	NON-APPARENT HOA
80110165-18.1	11051 SOUTHWOOD DR	GA	NON-APPARENT HOA
80110189-18.1	2611 PAUTONE TRCE	GA	NON-APPARENT HOA
80110191-18.1	3275 RIVER LN SE	GA	NON-APPARENT HOA
80110196-18.1	2393 LEEWARD CT	GA	NON-APPARENT HOA
80110255-18.1	6239 CREEK XING	GA	NON-APPARENT HOA
80110283-18.1	3924 KENNER DR SW	GA	NON-APPARENT HOA
80110337-18.1	3657 PLATINA PARK CT	GA	NON-APPARENT HOA
80110340-18.1	4577 GARDEN CITY DR	GA	NON-APPARENT HOA
80110369-18.1	210 SOUTHMOOR CIR	GA	NON-APPARENT HOA

80110449-18.1	267 WATER OAK WAY	GA	NON-APPARENT HOA
80110480-18.1	3533 FANNIN DR	GA	NON-APPARENT HOA
80110518-18.1	1484 ASHLYN CT	GA	NON-APPARENT HOA
80110519-18.1	2105 SPOON CT SE	GA	NON-APPARENT HOA
80110540-18.1	6266 PHILLIPS CT	GA	NON-APPARENT HOA
80110572-18.1	7 IRIS CT	GA	NON-APPARENT HOA
80110576-18.1	562 COTTONWOOD LOOP	GA	NON-APPARENT HOA
80110600-18.1	2438 RAVEN CIR	GA	NON-APPARENT HOA
80110607-18.1	3555 WALNUT CREEK WAY	GA	NON-APPARENT HOA
80110704-18.1	3508 SUSIES CT	GA	NON-APPARENT HOA
80110726-18.1	3284 SUGAR CREEK FALLS AVE SE	GA	NON-APPARENT HOA
91800464-18.1	4618 FIVE OAKS PL	GA	NON-APPARENT HOA
91800153-18.1	5227 ROSETRACE TER	GA	NON-APPARENT HOA
91800473-18.1	3905 MISTYMORN PL	GA	NON-APPARENT HOA
91800517-18.1	815 TRAMORE DR	GA	NON-APPARENT HOA
91800636-18.1	2820 CANDLER RUN SW	GA	NON-APPARENT HOA
91800748-18.1	110 BELAIR TRAIL	GA	NON-APPARENT HOA
91800820-18.1	118 NORTH CREEK TRAIL	GA	NON-APPARENT HOA
91800891-18.1	120 ASTILBE MEADOW DRIVE	GA	NON-APPARENT HOA
91800897-18.1	1218 MEADOW VIEW DRIVE	GA	NON-APPARENT HOA
91800940-18.1	141 HICKORY TRAIL	GA	NON-APPARENT HOA
91800964-18.1	14 JESSICA LANE	GA	NON-APPARENT HOA
91800965-18.1	146 LOST LAKE TRAIL	GA	NON-APPARENT HOA
91800999-18.1	1362 HORSLEY MILL ROAD	GA	NON-APPARENT HOA
91801014-18.1	160 SWEET BAY LANE	GA	NON-APPARENT HOA
91801079-18.1	1703 MEADOW TRACE	GA	NON-APPARENT HOA
91801080-18.1	1706 MEADOW TRACE	GA	NON-APPARENT HOA
91801098-18.1	1808 MEADOW WALK DRIVE	GA	NON-APPARENT HOA
91801132-18.1	164 DUE WEST PLACE	GA	NON-APPARENT HOA
91801185-18.1	189 STONE CREEK DRIVE	GA	NON-APPARENT HOA

91801272-18.1	205 NORTH WILLOW COURT	GA	NON-APPARENT HOA
91801400-18.1	27 ARTESIAN WAY	GA	NON-APPARENT HOA
91801486-18.1	308 WESLEY MILL PLACE	GA	NON-APPARENT HOA
91801507-18.1	3004 RIVER GARDEN ROAD	GA	NON-APPARENT HOA
91801548-18.1	341 YELLOW RIVER LANE	GA	NON-APPARENT HOA
91801549-18.1	3417 MCINTOSH LANE	GA	NON-APPARENT HOA
91801550-18.1	3436 RIVERVIEW CHASE DRIVE	GA	NON-APPARENT HOA
91801565-18.1	3500 SWAN DRIVE	GA	NON-APPARENT HOA
91801778-18.1	4261 SHEPPARD CROSSING WAY	GA	NON-APPARENT HOA
91801835-18.1	450 AMSTERDAM WAY	GA	NON-APPARENT HOA
91801843-18.1	4528 THORNWOOD CRESCENT	GA	NON-APPARENT HOA
91802046-18.1	6073 VALLEY GREEN ROAD	GA	NON-APPARENT HOA
91802053-18.1	63 AZALEA DRIVE	GA	NON-APPARENT HOA
91802092-18.1	5983 VALLEY GREEN ROAD	GA	NON-APPARENT HOA
91802122-18.1	6226 SAYLER PARK	GA	NON-APPARENT HOA
91802147-18.1	586 MEADOWS LANE	GA	NON-APPARENT HOA
91802205-18.1	72 CLAY COURT	GA	NON-APPARENT HOA
91802235-18.1	7056 BRECKEN PLACE	GA	NON-APPARENT HOA
91802245-18.1	725 CHATHAM PARK DRIVE	GA	NON-APPARENT HOA
91802277-18.1	65 BRENTWOOD DRIVE	GA	NON-APPARENT HOA
91802352-18.1	85 MEGAN WAY	GA	NON-APPARENT HOA
91802378-18.1	75 AMSTERDAM WAY	GA	NON-APPARENT HOA
91802379-18.1	8921 EDINBURG DRIVE	GA	NON-APPARENT HOA
91802388-18.1	819 TRAMORE DRIVE	GA	NON-APPARENT HOA
91802398-18.1	748 NEWPORT DRIVE	GA	NON-APPARENT HOA
91802516-18.1	2352 HEATHERTON CT	GA	NON-APPARENT HOA
91802718-18.1	730 MARCUS NYAH CT	GA	NON-APPARENT HOA
91802778-18.1	4770 ESTUARY CIRCLE	GA	NON-APPARENT HOA
91802813-18.1	3067 BRASS DRIVE	GA	NON-APPARENT HOA
91802854-18.1	5309 SORRELLS CT	GA	NON-APPARENT HOA

91802875-18.1	5915 SEVEN OAKS DR	GA	NON-APPARENT HOA
91800267-18.1	3085 WELLCREST DR NW	GA	NON-APPARENT HOA
91803127-18.1	791 HELM LANE	GA	NON-APPARENT HOA
91803248-18.1	244 NORTHBRIDGE DRIVE	GA	NON-APPARENT HOA
91803326-18.1	3019 HEATHGATE COURT	GA	NON-APPARENT HOA
91803448-18.1	1104 BERMUDA LANE	GA	NON-APPARENT HOA
91803463-18.1	3892 CREEK SHOALS LN	GA	NON-APPARENT HOA
91803469-18.1	910 CAUTHEN COURT	GA	NON-APPARENT HOA
91200618-18.1	3079 W MELINDA LN	AZ	NON-APPARENT HOA
91200624-18.1	3139 S REVERE CIR	AZ	NON-APPARENT HOA
91200704-18.1	8032 W CHARTER OAK RD	AZ	NON-APPARENT HOA
91200712-18.1	3561 E SEQUOIA DR	AZ	NON-APPARENT HOA
91200870-18.1	3308 E BLOOMFIELD AVE	AZ	NON-APPARENT HOA
91200953-18.1	7101 W OCOTILLO RD	AZ	NON-APPARENT HOA
91200962-18.1	1326 S POLLY ANN DR	AZ	NON-APPARENT HOA
91201010-18.1	601 E PALOMINO DR	AZ	NON-APPARENT HOA
91201089-18.1	1128 E JENSEN ST	AZ	NON-APPARENT HOA
91201103-18.1	2506 N 90TH AVE	AZ	NON-APPARENT HOA
91201241-18.1	4112 E SAINT ANNE AVE	AZ	NON-APPARENT HOA
91201316-18.1	3122 S ROGERS	AZ	NON-APPARENT HOA
10110242-18.1	1375 HOBART DR	CA	NON-APPARENT HOA
10110270-18.1	10413 WHITE ROCK RD APT B	CA	NON-APPARENT HOA
30110058-18.1	418 BURLINGTON DR	CA	NON-APPARENT HOA
30110059-18.1	2607 ORCHID ST	CA	NON-APPARENT HOA
30210068-18.1	1857 EUCALYPTUS ST	CA	NON-APPARENT HOA
30210087-18.1	1282 E 35TH ST	CA	NON-APPARENT HOA
60100049-18.1	768 E 52ND PL	CA	NON-APPARENT HOA
60100072-18.1	1124 E 84TH PL	CA	NON-APPARENT HOA
60100073-18.1	1126 E 84TH PL	CA	NON-APPARENT HOA
60100089-18.1	1247 1/2 W 93RD ST	CA	NON-APPARENT HOA

91400019-18.1	4361S NW 110TH AVE	FL	NON-APPARENT HOA
40110476-18.1	401 CLANCY CIR	FL	NON-APPARENT HOA
80110001-18.1	11051 SEDALIA WAY	GA	NON-APPARENT HOA
80110106-18.1	1006 BRECKEN LN	GA	NON-APPARENT HOA
91800557-18.1	4121 KINGS CAUSEWAY	GA	NON-APPARENT HOA
50110602-18.1	1601 SHANNONHOUSE DR	NC	NON-APPARENT HOA
50110768-18.1	7111 MARLBROOK DR	NC	NON-APPARENT HOA
50110774-18.1	8324 SAND HILLS CT	NC	NON-APPARENT HOA
70710014-18.1	8626 BERRYWEST CT	TX	NON-APPARENT HOA
70710016-18.1	7326 GLEN TRL	TX	NON-APPARENT HOA
70710021-18.1	8513 8TH ST	TX	NON-APPARENT HOA
70710031-18.1	7815 MELBURY FRST	TX	NON-APPARENT HOA
70710037-18.1	7526 LAGO FRIO	TX	NON-APPARENT HOA
70710040-18.1	6903 BEECH TRAIL DR	TX	NON-APPARENT HOA
70710070-18.1	9938 RAVEN FIELD DR	TX	NON-APPARENT HOA
70710072-18.1	7306 AUTUMN BRK	TX	NON-APPARENT HOA
70710073-18.1	1506 VIEWRIDGE DR	TX	NON-APPARENT HOA
70710075-18.1	5711 CREEKWOOD ST	TX	NON-APPARENT HOA
70710082-18.1	5350 BINZ ENGLEMAN RD	TX	NON-APPARENT HOA
70710096-18.1	7715 SKYLINE RIDGE DR	TX	NON-APPARENT HOA
70710111-18.1	3725 CANDLEWIND LN	TX	NON-APPARENT HOA
70710120-18.1	17151 VISTA OAKS DR	TX	NON-APPARENT HOA
70710121-18.1	6507 HIDDEN BLF	TX	NON-APPARENT HOA
70710122-18.1	8715 RIDGE MOON DR	TX	NON-APPARENT HOA
70710124-18.1	7010 FLINT VW	TX	NON-APPARENT HOA
70710132-18.1	7546 ORIENTAL TRL	TX	NON-APPARENT HOA
70710146-18.1	8670 RIDGE MILE DR	TX	NON-APPARENT HOA
70710149-18.1	7535 RUSTIC TRL	TX	NON-APPARENT HOA
70710152-18.1	8012 APRIL BND	TX	NON-APPARENT HOA
70710153-18.1	8207 APRIL BND	TX	NON-APPARENT HOA

70710158-18.1	7527 LEDGEBROOK DR	TX	NON-APPARENT HOA
70710173-18.1	8234 COOKS PT	TX	NON-APPARENT HOA
90800090-18.1	10535 BERCLAIR DR	TX	NON-APPARENT HOA
70710026-18.1	16622 BOULDER RIDGE ST	TX	NON-APPARENT HOA
91201120-18.1	320 N LOS FELIZ DR	AZ	NON-APPARENT HOA
10110221-18.1	1378 E OAK AVE UNIT B	CA	NON-APPARENT HOA
10210058-18.1	1825 CONIFER DR	CA	NON-APPARENT HOA
30110217-18.1	2928 MARIGOLD DR	CA	NON-APPARENT HOA
30210050-18.1	3918 MODESTO DR	CA	NON-APPARENT HOA
10110254-18.1	5225 GORDON DR	CA	NON-APPARENT HOA
60100088-18.1	1247 W 93RD ST	CA	NON-APPARENT HOA
60100102-18.1	5723 KESTER AVE	CA	NON-APPARENT HOA
60100121-18.1	1541 E KILDARE ST	CA	NON-APPARENT HOA
70100003-18.1	98 1/2 DEAN WAY	CA	NON-APPARENT HOA
70100004-18.1	1122 BOWIE AVE	CA	NON-APPARENT HOA
70100006-18.1	10250 RINDA DR	CA	NON-APPARENT HOA
91400052-18.1	1501 NE 143RD ST	FL	NON-APPARENT HOA
91400053-18.1	1503 NE 143RD ST	FL	NON-APPARENT HOA
40110092-18.1	2326 LEE ST UNIT N	FL	NON-APPARENT HOA
40110500-18.1	1356 NE 145TH ST	FL	NON-APPARENT HOA
40110499-18.1	1221 NW 5TH AVE UNIT 2	FL	NON-APPARENT HOA
92500357-18.1	14710 SIPLIN ROAD	FL	NON-APPARENT HOA
40110198-18.1	1413 NW 8TH AVE	FL	NON-APPARENT HOA
91801874-18.1	48 MANORS MILL COURT	GA	NON-APPARENT HOA
91803245-18.1	335 DYLAN WAY	GA	NON-APPARENT HOA
91803383-18.1	282 PULLIN ROAD	GA	NON-APPARENT HOA
30310085-18.1	2691 BAXTER WAY	NV	NON-APPARENT HOA